Foreign Operations (Details Narrative) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Gain on translation of foreign currency	$ 126,108	$ 50,680
Location - China [Member]
Assets in foreign locations	11,311,000	8,862,000
Net assets in foreign locations	$ 9,942,000	$ 7,305,000